Property, equipment, intangible assets and leases - Summary of intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 713,562	R$ 553,452	R$ 504,915
Additions	217,569	146,368	88,949
Business combinations	70,598	105,504
Write-offs	(17,211)	(22,064)	(2,782)
Transfers	(5)	6,142
Foreign Exchange	(426)
Amortization in the year	(163,112)	(75,840)	(37,630)
Ending balance	820,975	713,562	553,452
Software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	115,153	66,310	38,771
Additions	146,761	117,129	51,348
Business combinations	1,734	8,143
Write-offs	(13,536)	(22,064)	(2,283)
Transfers	51,994	2,857
Foreign Exchange	(971)
Amortization in the year	(148,803)	(57,222)	(21,526)
Ending balance	152,332	115,153	66,310
Goodwill
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	474,366	382,500	382,500
Additions	0	0	0
Business combinations	68,379	91,866
Write-offs	0	0	0
Transfers	0	0
Foreign Exchange	0
Amortization in the year	0	0	0
Ending balance	542,745	474,366	382,500
Customer list
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	58,285	60,599	41,544
Additions	40,000	1,188	27,000
Business combinations	0	2,181
Write-offs	0	0	0
Transfers	0	0
Foreign Exchange	0
Amortization in the year	(5,796)	(5,683)	(7,945)
Ending balance	92,489	58,285	60,599
Trademarks
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,748	16,488	19,223
Additions	0	0	0
Business combinations	485	3,314
Write-offs	(1,000)	0	(33)
Transfers	485	0
Foreign Exchange	341
Amortization in the year	(8,492)	(9,054)	(2,702)
Ending balance	2,567	10,748	16,488
Other intangible Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	55,010	27,555	22,877
Additions	30,808	28,051	10,601
Business combinations	0	0
Write-offs	(2,675)	0	(466)
Transfers	(52,484)	3,285
Foreign Exchange	204
Amortization in the year	(21)	(3,881)	(5,457)
Ending balance	30,842	55,010	27,555
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	877,071	654,809
Ending balance	1,082,314	877,071	654,809
Cost | Software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	219,029	104,270
Ending balance	303,724	219,029	104,270
Cost | Goodwill
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	474,366	382,500
Ending balance	542,745	474,366	382,500
Cost | Customer list
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	76,050	105,977
Ending balance	116,050	76,050	105,977
Cost | Trademarks
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	52,616	22,239
Ending balance	88,877	52,616	22,239
Cost | Other intangible Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	55,010	39,823
Ending balance	30,918	55,010	39,823
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(163,509)	(101,357)
Ending balance	(261,339)	(163,509)	(101,357)
Accumulated amortization | Software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(103,876)	(37,960)
Ending balance	(151,392)	(103,876)	(37,960)
Accumulated amortization | Goodwill
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Ending balance	0	0	0
Accumulated amortization | Customer list
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(17,765)	(45,378)
Ending balance	(23,561)	(17,765)	(45,378)
Accumulated amortization | Trademarks
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(41,868)	(5,751)
Ending balance	(86,310)	(41,868)	(5,751)
Accumulated amortization | Other intangible Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	(12,268)
Ending balance	R$ (76)	R$ 0	R$ (12,268)